RELATED PARTY TRANSACTIONS - Promissory Note, Administrative Support Agreement and Related Party Loans (Details)		1 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 15, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2022 USD ($) tranche $ / shares	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($) tranche $ / shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Sep. 09, 2022 USD ($)
RELATED PARTY TRANSACTIONS
Accounts payable and accrued expenses			$ 4,639,823		$ 208,129	$ 4,639,823		$ 3,867,106
Repayment of debt					52,250
Maximum borrowing capacity of the note			150,000			150,000
Convertible note - related party, Outstanding balance			600,000			600,000
Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Expenses per month			10,000			10,000		10,000
Expenses incurred			30,000	$ 90,000	40,000	30,000	$ 90,000	120,000
Accrued expenses fee						20,000		50,000
Accounts payable and accrued expenses					40,000			50,000
Working Capital Loans
RELATED PARTY TRANSACTIONS
Loans convertible into warrants			1,500,000			$ 1,500,000		$ 1,500,000
Price of warrants (in dollars per share) | $ / shares						$ 1.00		$ 1.00
Outstanding Balance					$ 0			$ 0
Unsecured Promissory Note
RELATED PARTY TRANSACTIONS
Repayment of debt	$ 52,250
Maximum borrowing capacity of the note			$ 150,000			$ 150,000
Initial maximum borrowing capacity of the note									$ 600,000
Number of equal tranches | tranche			2			2
Conversion price per warrant | $ / shares			$ 1.00			$ 1.00
Unsecured Promissory Note | Sponsor
RELATED PARTY TRANSACTIONS
Amount available for borrowings		$ 300,000
Unsecured Promissory Note | Promissory Note - Related Party
RELATED PARTY TRANSACTIONS
Repayment of debt	$ 52,250
Maximum borrowing capacity of the note		$ 300,000